Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Schedule II Valuation And Qualifying Accounts
Schedule II

THE DAYTON POWER AND LIGHT COMPANY
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years ended December 31, 2018
$ in thousands
Description	Balance at Beginning of Period	Additions	Deductions (a)	Balance at End of Period
Year ended December 31, 2018
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,053	$3,411	$3,574	$890
Year ended December 31, 2017
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,159	$3,141	$3,247	$1,053
Year ended December 31, 2016
Deducted from accounts receivable -
Provision for uncollectible accounts	$835	$4,113	$3,789	$1,159

THE DAYTON POWER AND LIGHT COMPANY [Member]
Schedule II Valuation And Qualifying Accounts

THE DAYTON POWER AND LIGHT COMPANY
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years ended December 31, 2018
$ in thousands
Description	Balance at Beginning of Period	Additions	Deductions (a)	Balance at End of Period
Year ended December 31, 2018
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,053	$3,411	$3,574	$890
Year ended December 31, 2017
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,159	$3,141	$3,247	$1,053
Year ended December 31, 2016
Deducted from accounts receivable -
Provision for uncollectible accounts	$835	$4,113	$3,789	$1,159

(a)    Amounts written off, net of recoveries of accounts previously written off